Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Schwab 1000 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab 1000 Index Fund
Accumulated Value	[1]	$ 10,000		$ 10,387.32	$ 12,830.8	$ 13,707.97	$ 15,654.31	$ 17,313.07	$ 24,786	$ 20,639.55	$ 22,568.45	$ 31,182.45	$ 37,785.56
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 1000® Index
Accumulated Value		10,000		10,425.55	12,893.13	13,792.79	15,744.77	17,455.57	25,050.76	20,947.9	22,934.58	31,665.5	38,358.29
Schwab 1000 Index® [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab 1000 Index®
Accumulated Value		$ 10,000		$ 10,413.87	$ 12,872.64	$ 13,753.65	$ 15,713.01	$ 17,386.55	$ 24,902.66	$ 20,746.8	$ 22,694.68	$ 31,363.52	$ 38,017.89

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.